Financial instruments - additional disclosures - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (6,009)
Currency translation effects	9	$ (12)	$ (1)
Balance as of December 31	(6,341)	(6,009)
Level 3 | Non-current contingent consideration liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	(96)	(90)
Additions	(63)	(6)
Accretion for passage of time	(11)	(7)
Adjustments for changes in assumptions	0	7
Currency translation effects	1	0
Balance as of December 31	$ (169)	$ (96)	$ (90)